INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 1,812,399	R$ 1,367,802	R$ 1,280,299
Equity in earnings	152,569	(17,050)	10,141
Other comprehensive income	358,816	55,038	125,719
Capital increase	42,782	470,990	7,000
Capital reduction		(20,344)
Dividends/Interest on equity	(94,937)	44,037	55,357
Balance at end of year	2,271,629	1,812,399	1,367,802
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	681,807	301,272	346,080
Equity in earnings	23,494	(111,637)	(77,909)
Other comprehensive income	165,479	28,182	33,101
Capital increase	42,782	463,990
Dividends/Interest on equity	(5,223)
Balance at end of year	908,339	681,807	301,272
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	748,392	701,233	584,899
Equity in earnings	99,913	66,468	51,648
Other comprehensive income	195,286	21,282	96,045
Capital reduction		(20,344)
Dividends/Interest on equity	(67,546)	20,247	31,359
Balance at end of year	976,045	748,392	701,233
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	224,201	213,899	199,647
Equity in earnings	8,900	6,779	15,629
Other comprehensive income	(1,949)	3,523	(1,377)
Balance at end of year	231,152	224,201	213,899
Investments In Brazil
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	11,473	3,250
Equity in earnings	(1,288)	(828)	(1,700)
Other comprehensive income		2,051	(2,050)
Capital increase		7,000	7,000
Balance at end of year	10,185	11,473	3,250
Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	146,526	148,148	149,673
Equity in earnings	21,550	22,168	22,473
Dividends/Interest on equity	(22,168)	23,790	23,998
Balance at end of year	R$ 145,908	R$ 146,526	R$ 148,148